Impairment, derecognition of assets and (loss) profit on disposal	6 Months Ended
Jun. 30, 2023
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [abstract]
Impairment, derecognition of assets and (loss) profit on disposal	Impairment, derecognition of assets and (loss) profit on disposal
Impairments

The group’s non-financial assets, other than inventories and deferred tax assets, are assessed for impairment or reversal of impairment indicators at each reporting date or whenever events or changes in circumstances indicate that the carrying value may not be recoverable.

Córrego do Sítio (“CdS”)
CdS is owned and operated by AngloGold Ashanti Mineração (“AGA Mineração”) in Brazil. The CdS mining complex has been in operation since 1989 and consists of open pit and underground mines. The property is currently in a production stage. Management is currently assessing various options related to the CdS mining complex cash generating unit (“CGU”), ranging from operational improvements through the Full Asset Potential review programme to putting the operations under care and maintenance. In 2022, an impairment loss of $189m was recognised in respect of the CdS mining complex CGU. During the first half of 2023, the CdS mining complex CGU experienced further operational underperformance and as a result a further impairment loss of $39m was recognised on the remaining asset balances and new capital expenditures incurred during 2023. The impairment losses in 2022 and the first half of 2023 were recognised and included in the Americas segment.

Cuiabá
Cuiabá is owned and operated by AGA Mineração in Brazil. It has been in operation since 1834 and is an underground mine. The property is currently in the production stage. In 2022, an impairment loss of $70m was recognised in respect of the Cuiabá mining complex CGU. During the first half of 2023, Cuiabá recognised a further impairment loss of $53m largely due to the current suspension of operating activities at the Queiroz metallurgical plant while additional buttressing at the Calcinados TSF is designed and completed, and a decision not to restart operations during the dry season (contrary to what was originally planned). The impairment losses in 2022 and the first half of 2023 were recognised and included in the Americas segment.

Impairment Allocation:

	Tangible Assets
Cash Generating Unit	Mine Development Cost	Mine Infrastructure	Assets under construction	Land	Total Impairment
US Dollar million	Six months ended Jun 2023
Córrego do Sítio	26	7	5	1	39
Cuiabá	—	25	28	—	53
	26	32	33	1	92

Derecognition of assets
Decommissioning assets of $29m at AGA Mineração and $9m at Serra Grande relating to legacy TSFs were derecognised, mainly due to the uncertainty of future economic benefits to be generated from these assets.